Revenues - Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current Contract Assets
Beginning balance	$ 11,700	$ 6,186
Additions to unbilled accounts receivable	30,308	8,516
Unbilled accounts receivable recognized in trade receivables	(24,062)	(3,002)
Decrease on revaluation on currency	54
Ending balance	18,000	11,700
Current Contract Liabilities
Beginning balance	3,476	5,480
Increases due to cash received	996	20
Reclassification from non-current to current contract liabilities	2,837	3,080
Reclassification to revenue as a result of performance obligations satisfied	(4,208)	(5,104)
Ending balance	3,101	3,476
Non-current Contract Liabilities
Beginning balance	13,901	11,291
Increases due to cash received	37	5,690
Decrease on revaluation on currency	(341)
Reclassification from non-current to current contract liabilities	(2,837)	(3,080)
Ending balance	$ 10,760	$ 13,901